Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017, and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (8 shares of no par value retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 February 25, 2025, and February 3, 2026, and par value elimination on September 29, 2023) to thirteen shareholders, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Initial public offering

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share (1 ordinary shares at a price of $9,600,000 per ordinary share retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 and February 25, 2025, February 3, 2026, and par value elimination on September 29, 2023). On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share (0.02 ordinary shares at a price of $9,600,000 per ordinary share retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023 February 25, 2025,and February 3, 2026,and par value elimination on September 29, 2023) in a second closing. The total gross proceeds from the initial public offering were approximately $10.2 million before underwriting commissions and offering expenses. On January 10, 2019, the underwriter exercise the warrants in connection with the initial public offering and 160,426 shares (0.07ordinary shares retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022, October 5, 2023,February 25, 2025 and February 3, 2026 ) were newly issued.

Reverse stock splits

On February 22, 2021, May 19, 2022, October 5, 2023, and February 25, 2025, the Company’s board of directors approved and effected one-for-four (1:4), one-for-twenty (1:20), one-for-twenty-five (1:25), and one-for-eight (1:8) reverse stock splits, respectively (collectively, the “reverse stock splits”). In connection with the 2021 and 2022 reverse stock splits, the par value of each ordinary share was proportionally increased from US$0.001 to US$0.004 and from US$0.004 to US$0.08, respectively. On September 29, 2023, the Company’s board of directors approved the elimination of par value for its ordinary shares, and thereafter, no par value is assigned to the ordinary shares. Accordingly, the reverse stock splits effected on October 5, 2023 and February 25, 2025 did not involve any change in par value for its ordinary shares.On January 30, 2026, the Company announced a 1-for-150 share consolidation (reverse stock split) approved by the board of directors via unanimous written resolution dated November 25, 2025, effective February 3, 2026. All share and per-share amounts in these consolidated financial statements have been retrospectively adjusted to reflect this share consolidation together with all prior reverse stock splits. Immediately prior to the share consolidation, 143,693,892 Class A ordinary shares were issued and outstanding. Every 150 shares (or part thereof) were combined into one share, with fractional shares rounded up to the next whole share. Approximately 957,960 Class A ordinary shares were outstanding immediately after consolidation. As certified by the transfer agent as of March 31, 2026, total issued and outstanding Class A ordinary shares were 958,077. No Class B ordinary shares were issued or outstanding as of March 31, 2026.

As a result of each reverse stock split, each specified number of pre-split ordinary shares outstanding was automatically combined and converted into one issued and outstanding ordinary share without any action required on the part of shareholders. No fractional shares were issued; instead, each shareholder was entitled to receive one whole ordinary share in lieu of any fractional share that would otherwise have resulted. All options and other outstanding securities convertible or exercisable for ordinary shares were adjusted proportionally by dividing the number of ordinary shares into which such instruments were exercisable or convertible by the applicable split ratio and multiplying the exercise or conversion price by the same ratio.

All share and per share amounts in the accompanying consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock splits, including rounding of fractional shares to whole shares where applicable.

Securities purchase agreements

On January 21, 2025, the Company entered into a securities purchase agreement with certain investors, pursuant to which it issued an aggregate of 14,200,000 ordinary shares (11,833 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025 and February 3, 2026) with no par value at a purchase price of $0.20 per share to the investor. In connection with this agreement, the Company also issued warrants to purchase up to 28,400,000 ordinary shares. On March 13, 2025, the Company entered into a warrant exchange agreement with certain holders of these warrants, pursuant to which a total of 28,400,000 warrants were surrendered for cancellation, and in exchange, the Company issued an aggregate of 11,225,000 ordinary shares to these warrants’ holders.

Equity incentive plan

In April 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan provides for the granting of restricted share units (“RSUs”), incentive share options, restricted shares and other share-based awards to employees, consultants and advisors of the Company. The Company’s board of directors approved the 2025 Plan and the grant of RSUs thereunder by unanimous written consent dated April 1, 2025.Pursuant to the 2025 Plan, the Company granted an aggregate of 2,064,490 RSUs (13,763 shares retrospectively restated for effect of reverse stock split on February 3, 2026) to three consultants on April 1, 2025. These RSUs vested immediately upon grant.

On June 5, 2025, the Company adopted a corporate resolution to authorize the issuance of these 90,000,000 shares, which are classified as “Free Trading”. The warrants were originally issued pursuant to a prospectus supplement under the Company’s effective Form F-3 registration statement (File No. 333-282776), and the shares issued upon cashless exercise are exempt from additional registration under the Securities Act of 1933.

Securities purchase agreement

On January 21, 2025, the Company entered into a securities purchase agreement with certain investors, pursuant to which it issued an aggregate of 14,200,000 ordinary shares (11,833 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025 and February 3, 2026) with no par value at a purchase price of $0.20 per share to the investor. In connection with this agreement, the Company also issued warrants to purchase up to 28,400,000 ordinary shares. On March 13, 2025, the Company entered into a warrant exchange agreement with certain holders of these warrants, pursuant to which a total of 28,400,000 warrants were surrendered for cancellation, and in exchange, the Company issued an aggregate of 11,225,000 ordinary shares to these warrants’ holders.

2025 Securities Purchase Agreements

On May 5, 2025, the Company entered into a Securities Purchase Agreement with an investor, pursuant to which the Company agreed to sell and issue 200,000 ordinary shares, with no par value, at a purchase price of $0.50 per share(1,333 ordinary shares at a price of $75 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023). The offering closed on May 8, 2025, with aggregate gross proceeds of approximately $100,000 before deducting offering expenses.

On May 16, 2025, the Company adopted a corporate resolution to issue 10,000,000 ordinary shares to 16 non-U.S. investors at a per share price of $0.51(666,667 ordinary shares at a price of $76.5 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023). The shares are classified as “Free Trading” and were issued pursuant to the Company’s effective Form F-3 registration statement (File No. 333-282776). The issuance was authorized by the Company’s Co-Chief Executive Officer and recorded in the Company’s stock transfer books by Transhare Corporation, the stock transfer agent.

On January 12, 2026, the Company completed a PIPE financing transaction under its effective Form F-3 shelf registration statement (File No. 333-291428). Pursuant to a securities purchase agreement dated January 9, 2026, the Company issued 12,000,000 Class A ordinary shares at a price of $0.15 per share, and pre-funded warrants to purchase 54,666,666 Class A ordinary shares(80,000 ordinary shares at a price of $22.5 per ordinary share retrospectively restated for effect of reverse stock splits on February 3, 2026,and par value elimination on September 29, 2023). The pre-funded warrants have a nominal exercise price of $0.001 per share. Because the exercise price is fixed and the warrants contain no price-reset or down-round features, they are classified as equity. The gross proceeds from the offering were $9,999,999.90, allocated $1,800,000 to the ordinary shares and $8,199,999.90 to the additional paid-in capital – pre-funded warrants.

Issuance costs associated with the offering (including legal, printing, professional service fees and placement agent fees) totaled $890,019.90. These costs were allocated on a pro-rata basis: $160,203.58 (18%) to the ordinary shares and $729,816.32 (82%) to the additional paid-in capital – pre-funded warrants, reducing the respective equity accounts. After deducting issuance costs, net cash proceeds were $9,109,980. As of March 31, 2026, none of the pre-funded warrants had been exercised.

Issuance of shares for convertible note principal and interest partial settlement

For the year ended March 31, 2025, 3,566,164 ordinary shares (445,770 ordinary shares retrospectively restated for effect of reverse stock split on February 25, 2025) were issued with a fair value of $ 2,102,704 for convertible notes principal and interest settlement.